(Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
(Loss)/Earnings Per Share	(LOSS)/EARNINGS PER SHARE
Basic (loss)/earnings per share is calculated by dividing the (loss)/profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. For the years ended December 31, 2020, 2019 and 2018, the Company had outstanding share options that would potentially dilute the ordinary shares.
The calculation of basic and diluted (loss)/earnings per share is based on the following:

	Year ended December 31,
	2020	2019	2018
(Loss)/profit for the year attributable to equity holders of the Company (US$ in millions)	$(1,523)	$2,033	$1,875
Weighted average number of shares for basic (loss)/earnings per share (thousand shares)	8,089,202	8,085,149	8,078,946
Adjustments for share options (thousand shares)(i)	—	5,057	7,328
Weighted average number of shares for diluted (loss)/earnings per share (thousand shares)	8,089,202	8,090,206	8,086,274
(Loss)/earnings per share, basic	(US18.82 cents)	US25.14 cents	US23.21 cents
(Loss)/earnings per share, basic(ii)	(HK145.90 cents)	HK195.79 cents	HK181.75 cents
(Loss)/earnings per share, diluted	(US18.82 cents)	US25.13 cents	US23.19 cents
(Loss)/earnings per share, diluted(ii)	(HK145.90 cents)	HK195.71 cents	HK181.59 cents

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(i)    The computation of the diluted loss per share for the year ended December 31, 2020 did not assume the exercise of the Company's share options because the exercise would result in a decrease in loss per share.
(ii)    The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2020, 2019 and 2018 of US$1.00 to HK$7.7526, US$1.00 to HK$7.7879 and US$1.00 to HK$7.8306, respectively.